Deposits and Advances to Contractors (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Advance paid to contractors	$ 12,171	$ 43,079
Decrease against longterm deposits	(49,950)	(3,932)
Lindero Project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Advance paid to contractors	12,164	42,938
New Deposits Of Equipment and Advances [member]
Disclosure of detailed information about property, plant and equipment [line items]
Advance paid to contractors	$ 19,175	$ 46,453